Consolidated Statement of Shareholder's Equity - EUR (€) € in Thousands	Total	Subscribed capital	Treasury share reserves	Other capital reserves	Share-based payment reserve	Accumulated deficit	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2015	€ (26,405)	€ 25			€ 1,268	€ (27,698)
Net income (loss) for the period	691					691
Comprehensive income (loss)	691					691
Share-based compensation	991				991
Ending balance at Dec. 31, 2016	(24,723)	25			2,259	(27,007)
Net income (loss) for the period	(5,574)					(5,574)
Comprehensive income (loss)	(6,457)					(5,574)	€ (883)
Share-based compensation	488				488
Currency translation adjustment	(883)						(883)
Reorganization	20,670	945		€ 19,725
Issuance of new shares	29,499	347		29,152
Purchase of treasury shares in connection with establishing the Chardonnay Trust			€ (24)	24
Ending balance at Dec. 31, 2017	19,477	1,317	(24)	48,901	2,747	(32,581)	(883)
Net income (loss) for the period	(3,103)					(3,103)
Comprehensive income (loss)	(1,486)					(3,103)	1,617
Share-based compensation	4,091				4,091
Currency translation adjustment	1,617						1,617
Issuance of new shares	488		6	482
Cash settlement of share-based payment arrangements	(3,161)				(2,689)	(472)
Ending balance at Dec. 31, 2018	€ 19,409	€ 1,317	€ (18)	€ 49,383	€ 4,149	€ (36,156)	€ 734